INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

NOTE 7 - INVENTORIES

The analysis of inventories at 31 December 2021 and 2020 is as follows:

	2021	2020

Trade goods	1,650,528	785,969
Less: Provision for impairment	(11,048)	(15,828)

	1,639,480	770,141

Inventories include TRY7,779 thousand of subsequently returned goods based on the Group's return policy.

The movements in provision for impairment of trade goods were as follows:

	2021	2020

1 January	15,828	1,289
Reversed	(15,828)	(1,289)
Charge for the year	11,048	15,828

31 December	11,048	15,828